MATERIAL ACCOUNTING POLICY INFORMATION - Basis of consolidation (Details)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICY INFORMATION
Proportion of ownership interest (in percent)	50.00%
Austin American Corporation
MATERIAL ACCOUNTING POLICY INFORMATION
Proportion of ownership interest (in percent)	100.00%